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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenbelt Corp.
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Address:   277 Park Avenue, 27th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-04716
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Managing Director
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                    8/14/00
-----------------------             ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 21
                                            ---------------------------
Form 13F Information Table Value Total:     $         270,951
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F


Page 1 of 3     Name of Reporting Manager:  Greenbelt Corp.
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
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                                                                                  Item 6: Investment Discretion
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Item 1:                Item 2:  Item 3:  CUSIP    Item 4: Fair     Item 5:                    (b) Shared-  (c)         Item 7:
Name of Issuer         Title    Number            Market Value     Shares or                  As Defined   Shared-     Managers See
                       of Class                                    Principal      (a) Sole    in Instr. V  Other       Instr. V
                                                                   Amount
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
Bethlehem Steel        COM      87509105          12,398,000       3,480,000      3,480,000
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Brown Shoe             COM      115736100         2,548,000        196,000        196,000
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Comsat Corp.           COM SER  20564D107         922,000          39,247         39,247
                       1
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Florsheim Shoe Co.     COM      343302105         63,000           32,733         32,733
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Genesis Worldwide      COM      37184G104         122,000          150,000        150,000
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Great Atlantic & Pac.  COM      390064103         3,483,000        209,500        209,500
Tea Inc.
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Hancock Fabrics        COM      409900107         128,000          30,000         30,000
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K-Mart                 COM      482584109         1,244,000        181,000        181,000
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Laidlaw Inc.           COM      50730K503         49,000           130,500        130,500
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La Z Boy               COM      505336107         578,000          41,300         41,300
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LTX Corp.              COM      502392103         3,700,000        105,900        105,900
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COLUMN TOTALS (Page)                              25,235,000
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Table continued...

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                            Item 8: Voting Authority (Shares)
----------------------------------------------------------------------------
Item 1:
Name of Issuer
                            (a) Sole        (b) Shared    (c) None
----------------------------------------------------------------------------
Bethlehem Steel             3,480,000
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Brown Shoe                  196,000
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Comsat Corp.                39,247
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Florsheim Shoe Co.          32,733
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Genesis Worldwide           150,000
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Great Atlantic & Pac.       209,500
Tea Inc.
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Hancock Fabrics             30,000
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K-Mart                      181,000
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Laidlaw Inc.                130,500
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La Z Boy                    41,300
----------------------------------------------------------------------------
LTX Corp.                   105,900
----------------------------------------------------------------------------
COLUMN TOTALS (Page)
----------------------------------------------------------------------------

                                    FORM 13F


Page 2 of 3     Name of Reporting Manager:  Greenbelt Corp.
                                            -----------------------------------
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                                                                                        Item 6: Investment Discretion
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Item 1:                Item 2:      Item 3:  CUSIP    Item 4: Fair     Item 5:  Shares             (b)         (c) Shared- Item 7:
Name of Issuer         Title of     Number            Market Value     or Principal                Shared- As  Other       Mana-
                       Class                                           Amount           (a) Sole   Defined in              gers
                                                                                                   Instr. V                See
                                                                                                                           Instr. V
------------------------------------------------------------------------------------------------------------------------------------
NCR Corp.              COM          62886E108         47,928,000       1,230,900        1,230,900
------------------------------------------------------------------------------------------------------------------------------------
Ogden Corp.            COM          676346109         29,525,000       3,280,500        3,280,500
------------------------------------------------------------------------------------------------------------------------------------
Primesource Corp.      COM          741593107         672,000          132,800          132,800
------------------------------------------------------------------------------------------------------------------------------------
Ryerson Tull           COM          783755101         12,447,000       1,199,746        1,199,746
------------------------------------------------------------------------------------------------------------------------------------
Scitex Ltd.            ORD          809090103         926,000          83,700           83,700
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Sports Authority       COM          849176102         281,000          180,000          180,000
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Sunglass Hut           COM          86736F106         18,223,000       2,217,300        2,217,300
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Tenneco Automotive     COM          880349105         4,625,000        881,000          881,000
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Unisys Corp            COM          909214108         7,050,000        470,000          470,000
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Venator Group, Inc.    COM          922944103         124,039,000      12,101,322       12,101,322
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COLUMN TOTALS (Page)                                  245,716,000
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AGGREGATE COLUMN                                      270,951,000
TOTALS
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Table continued...

--------------------------------------------------------------------------
                        Item 8: Voting Authority (Shares)
--------------------------------------------------------------------------
Item 1:
Name of Issuer
                        (a) Sole       (b) Shared    (c) None
--------------------------------------------------------------------------
NCR Corp.               1,230,900
--------------------------------------------------------------------------
Ogden Corp.             3,280,500
--------------------------------------------------------------------------
Primesource Corp.       132,800
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Ryerson Tull            1,199,746
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Scitex Ltd.             83,700
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Sports Authority        180,000
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Sunglass Hut            2,217,300
--------------------------------------------------------------------------
Tenneco Automotive      881,000
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Unisys Corp             470,000
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Venator Group, Inc.     12,101,322
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COLUMN TOTALS (Page)
--------------------------------------------------------------------------
AGGREGATE COLUMN
TOTALS
--------------------------------------------------------------------------

                             CONFIDENTIAL TREATMENT

                                    FORM 13F


Page 3 of 3     Name of Reporting Manager:  Greenbelt Corp.
                                            -----------------------------------
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                                                                                      Item 6: Investment Discretion
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Item 1:               Item 2:      Item 3:        Item 4: Fair     Item 5:  Shares                      (b)            (c)
Name of Issuer        Title of     CUSIP Number   Market Value     or Principal                         Shared- As     Shared-
                      Class                                        Amount             (a) Sole          Defined in     Other
                                                                                                        Instr. V
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
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     Confidential Treatment has been requested for this page pursuant to Rule
24b-2 under the Securities Exchange Act of 1934, as amended. The confidential information contained on this page has been omitted here and filed separately with the Commission.
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Table continued...
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                                     Item 8: Voting Authority (Shares)
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Item 1:                 Item 7:
Name of Issuer          Mana-
                        gers  See    (a) Sole       (b) Shared  (c) None
                        Instr. V
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
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